Mineral Properties (Details)	9 Months Ended
	Sep. 30, 2020 USD ($) a integer	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Net Carry Value		$ 0	$ 377,663
San Emidio [Member]
Claims | integer	20
Area of staked properties | a	1,600
Cost	$ 11,438
Impairment	11,438
Net Carry Value	$ 0
Cherryville/ Bc Sugar [Member]
Area of staked properties | a	8,019.41
Cost	$ 21,778
Impairment	21,778
Net Carry Value	$ 0